Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
In the normal course of business, AltaGas transacts with its subsidiaries, affiliates and joint ventures. Amounts due to or from related parties on the Consolidated Balance Sheets were measured at the exchange amount and were as follows:

As at	December 31, 2020	December 31, 2019
Due from related parties
Accounts receivable (a)	$5	$18
Long-term investments and other assets (b)	—	45
	$5	$63
Due to related parties
Accounts payable (c)	$3	$3
(a)Receivables from joint ventures and from a former affiliate of Petrogas.
(b)For the period prior to December 15, 2020, AltaGas provided a $100 million interest bearing secured loan facility to Petrogas of which $50 million was committed. The facility was available for Petrogas to draw upon from time to time for general corporate purposes until the close of the Petrogas Acquisition on December 15, 2020.
(c)Payables to a joint venture and a former affiliate of Petrogas.

The following transactions with related parties have been recorded on the Consolidated Statements of Income for the years ended December 31, 2020 and 2019:

Year Ended December 31	2020	2019
Revenue (a)	$92	$115
Cost of sales (b)	$12	$13
Operating and administrative expenses (recoveries) (c)	$1	$(2)
Other income (d)	$3	$3
(a)In the ordinary course of business, AltaGas sold commodities to TriSummit Utilities Inc. and Petrogas.
(b)In the ordinary course of business, AltaGas obtained natural gas storage services from a joint venture as well as incurred costs related to the sale of natural gas liquids to affiliates.
(c)Subsequent to the close of the Petrogas Acquisition, certain operating and administrative expenses were paid on behalf of Petrogas by a former affiliate. In 2019, administrative cost recoveries included those from joint ventures and from TriSummit Utilities Inc. under a Transition Services Agreement.
(d)Interest income from loans to Petrogas (secured loan facility) prior to the acquisition of Petrogas.